Shareholder Report, Holdings (Details)	Jun. 30, 2025
Potomac Defensive Bull Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.33%
Potomac Defensive Bull Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	20.67%
Potomac Defensive Bull Fund | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	34.16%
Potomac Defensive Bull Fund | Direxion Daily S&P 500 3X Bull Shares
Holdings [Line Items]
Percent of Net Asset Value	16.45%
Potomac Defensive Bull Fund | ProShares UltraPro S&P 500 ETF #
Holdings [Line Items]
Percent of Net Asset Value	16.45%
Potomac Defensive Bull Fund | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	12.26%
Potomac Defensive Bull Fund | Goldman Sachs Financial Square Government Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.18%
Potomac Managed Volatility Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.42%
Potomac Managed Volatility Fund | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	49.13%
Potomac Managed Volatility Fund | Holdings: Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Potomac Managed Volatility Fund | Goldman Sachs Financial Square Government Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.96%
Potomac Managed Volatility Fund | Fidelity® Capital & Income Fund
Holdings [Line Items]
Percent of Net Asset Value	24.64%
Potomac Managed Volatility Fund | iShares Fallen Angels USD Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.28%
Potomac Managed Volatility Fund | American High-Income Trust® - Class F-3
Holdings [Line Items]
Percent of Net Asset Value	12.26%
Potomac Managed Volatility Fund | BlackRock High Yield Portfolio Fund Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	12.23%
Potomac Managed Volatility Fund | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.06%
Potomac Managed Volatility Fund | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.04%
Potomac Managed Volatility Fund | Vanguard Emerging Markets Government Bond Index Fund ETF
Holdings [Line Items]
Percent of Net Asset Value	12.04%
Potomac Tactical Opportunities Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.64%
Potomac Tactical Opportunities Fund | Holdings: Net Assets
Holdings [Line Items]
Percent of Net Asset Value	28.36%
Potomac Tactical Opportunities Fund | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.95%
Potomac Tactical Opportunities Fund | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	12.66%
Potomac Tactical Opportunities Fund | Goldman Sachs Financial Square Government Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	27.88%
Potomac Tactical Opportunities Fund | iShares U.S. Aerospace & Defense ETF
Holdings [Line Items]
Percent of Net Asset Value	7.08%
Potomac Tactical Opportunities Fund | First Trust Dow Jones Internet Index Fund
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Potomac Tactical Opportunities Fund | iShares U.S. Broker-Dealers & Securities Exchange ETF
Holdings [Line Items]
Percent of Net Asset Value	7.03%
Potomac Tactical Opportunities Fund | iShares MSCI EAFE Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Potomac Tactical Opportunities Fund | Amplify Junior Silver Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	6.97%
Potomac Tactical Opportunities Fund | iShares Global Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	6.95%
Potomac Tactical Opportunities Fund | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.95%
Potomac Tactical Rotation Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.11%
Potomac Tactical Rotation Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	10.89%
Potomac Tactical Rotation Fund | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	27.87%
Potomac Tactical Rotation Fund | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	13.01%
Potomac Tactical Rotation Fund | Goldman Sachs Financial Square Government Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Potomac Tactical Rotation Fund | Vanguard Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	9.83%
Potomac Tactical Rotation Fund | SPDR® Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Potomac Tactical Rotation Fund | Invesco S&P 500® Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	9.61%
Potomac Tactical Rotation Fund | WisdomTree Japan Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	9.58%
Potomac Tactical Rotation Fund | The Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.51%